Related party transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related party transactions
Related party transactions

Note 10. Related party transactions

Accounts payable - As of September 30, 2022, related party payables totaled approximately $132,000 and consisted of $80,000 owed to Tardimed for management fees, $27,000 owed to members of our board of directors and $25,000 owed to the Company’s Chief Financial Officer for consulting services. During the three months ended September 30, 2022 the Company expensed management fees of $60,000, board of director fees of $20,000 and related party consulting services of $25,000. During the nine months ended September 30, 2022 the Company expensed management fees of $180,000, board of director fees of $74,000 and related party consulting services of $25,000.

Accrued expenses - As of September 30, 2022, there was approximately $50,000 accrued for payroll expenses owed to two terminated employees. During the nine months ended September 30, 2022, the Company reversed $155,000 of bonus expenses in connection with the termination of two of its executives.

Note 11. Related party transactions

TardiMed

Capital Contributions — TardiMed Sciences is a startup venture investment and operating firm in the life sciences space. The Chairman of the Board of the Company is also a Managing Member of TardiMed. The Chief Operating Officer is an employee of TardiMed. On April 5, 2018, the Company issued 5,775,898 founder common units to TardiMed. As of December 31, 2020 and 2021, TardiMed holds 5,775,898 shares of common stock which represents 100% of the total voting units outstanding. During the year ended December 31, 2020, TardiMed contributed approximately $0.5 million in exchange for approximately 0.9 million shares of preferred stock.

Allocated Expenses — Certain expenses, allocated by TardiMed, have been incurred on behalf of the Company and included in its statements of operations and statements of members’ and stockholders’ deficit as a contribution by TardiMed. These expenses are primarily comprised of TardiMed personnel and related expenses, rent and other office expenses. The Company allocated these expenses contributed on a 50%/50% basis to research and development and selling, general and administrative. Management considers the allocation methodologies used to allocate expenses as reasonable and appropriate based on historical TardiMed expenses attributable to the Company and the Company’s operations. The expenses reflected in the financial statements may not be indicative of expenses that the Company will incur as an independent, publicly traded company and should not be relied upon as an indicator of its future results. No expenses were allocated during the year ended December 31, 2021. During the year ended December 31, 2020, approximately $25,000 was allocated to research and development expenses and approximately $25,000 was allocated to selling, general and administrative expenses.

During the year ended December 31, 2021 the Company paid Tardimed $240,000 for management fees.

Accounts payable — The related party payables as of December 31, 2021 were nominal. As of December 31, 2020, related party payables totaled approximately $100,000 and primarily consisted of $70,000 owed to TardiMed, and $30,000 owed to members of our board of directors and company executives.

Accrued expenses — As of December 31, 2021, accrued expenses included bonus accruals of approximately $0.6 million owed to executives of the Company. As of December 31, 2020, accrued expenses included bonus, salary and payroll tax accruals of approximately $0.5 million owed to executives of the Company.